PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited)
1
Voya Russell™ Mid Cap
Growth Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.3%
Communication Services : 4.2%
121
Cable One, Inc.
$ 51,199
0.0
34,778  Iridium
Communications, Inc.
909,792
0.1
1,029
(1)
Liberty Broadband
Corp. - Class A
58,776
0.0
7,304
(1)
Liberty Broadband
Corp. - Class C
418,008
0.0
10,717
(1)
Live Nation
Entertainment, Inc.
1,133,537
0.1
74,058
(1)
Match Group, Inc.
2,686,824
0.3
3,355  Nexstar Media Group,
Inc.
578,033
0.1
177,379
(1)
Pinterest, Inc. - Class A
6,149,730
0.6
5,949
Playtika Holding Corp.
41,940
0.0
142,439
(1)
ROBLOX Corp. - Class
A
5,438,321
0.5
4,694
(1)
Roku, Inc.
305,908
0.0
42,491
(1)
Spotify Technology SA
11,213,375
1.1
18,721  TKO Group Holdings,
Inc.
1,617,682
0.2
133,580
(1)
Trade Desk, Inc.
- Class A
11,677,564
1.1
47,132
(1)
ZoomInfo
Technologies, Inc.
755,526
0.1
43,036,215
4.2
Consumer Discretionary : 13.7%
8,055
Best Buy Co., Inc.
660,752
0.1
2,188
(1)(2)
Birkenstock Holding
PLC
103,383
0.0
2,148
(1)
Bright Horizons Family
Solutions, Inc.
243,497
0.0
1,677
Brunswick Corp.
161,864
0.0
19,578
(1)
Burlington Stores, Inc.
4,545,816
0.4
25,489
(1)
Caesars
Entertainment, Inc.
1,114,889
0.1
2,669
(1)
CarMax, Inc.
232,497
0.0
11,262
(1)
Cava Group, Inc.
788,903
0.1
9,005
(2)
Choice Hotels
International, Inc.
1,137,782
0.1
21,542
Churchill Downs, Inc.
2,665,822
0.3
332,070
(1)
Coupang, Inc.
5,907,525
0.6
17,998
(1)
Crocs, Inc.
2,588,112
0.3
16,870  Darden Restaurants,
Inc.
2,819,820
0.3
7,752
(1)
Deckers Outdoor Corp.
7,296,647
0.7
1,263  Dick's Sporting Goods,
Inc.
283,998
0.0
10,584
Domino's Pizza, Inc.
5,258,978
0.5
73,583
(1)
DoorDash, Inc. - Class
A
10,133,851
1.0
126,682
(1)
DraftKings, Inc. - Class
A
5,752,630
0.6
9,752
eBay, Inc.
514,711
0.1
20,253
(1)
Etsy, Inc.
1,391,786
0.1
29,501
(1)
Expedia Group, Inc.
4,063,763
0.4
16,600
(1)
Five Below, Inc.
3,010,908
0.3
31,532
(1)
Floor & Decor
Holdings, Inc. - Class A
4,087,178
0.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
2,504
(1)
Grand Canyon
Education, Inc.
$ 341,070
0.0
28,174
H&R Block, Inc.
1,383,625
0.1
34,589  Hilton Worldwide
Holdings, Inc.
7,378,180
0.7
5,584
Murphy USA, Inc.
2,340,813
0.2
30,865
(1)
Norwegian Cruise Line
Holdings Ltd.
646,004
0.1
79
(1)
NVR, Inc.
639,897
0.1
5,993
(1)
Ollie's Bargain Outlet
Holdings, Inc.
476,863
0.1
101,716
(1)
Peloton Interactive,
Inc. - Class A
435,853
0.0
12,317
(1)
Planet Fitness, Inc.
- Class A
771,414
0.1
1,431
Polaris, Inc.
143,272
0.0
11,512
Pool Corp.
4,645,092
0.5
769
(1)
RH
267,812
0.0
93,489
Ross Stores, Inc.
13,720,446
1.3
21,351
(1)
Royal Caribbean
Cruises Ltd.
2,968,002
0.3
15,828  Service Corp.
International
1,174,596
0.1
2,853
(1)
Skechers USA, Inc.
- Class A
174,775
0.0
4,423
Tapestry, Inc.
210,004
0.0
10,261  Tempur Sealy
International, Inc.
583,030
0.1
20,254
Texas Roadhouse, Inc.
3,128,635
0.3
621
(1)
TopBuild Corp.
273,693
0.0
32,753
Tractor Supply Co.
8,572,115
0.8
9,667
Travel + Leisure Co.
473,296
0.0
14,698
(1)
Ulta Beauty, Inc.
7,685,290
0.8
1,128
Vail Resorts, Inc.
251,352
0.0
10,364
(1)
Victoria's Secret & Co.
200,854
0.0
8,915
(1)
Wayfair, Inc. - Class A
605,150
0.1
51,502
Wendy's Co.
970,298
0.1
2,491
Williams-Sonoma, Inc.
790,967
0.1
8,905
Wingstop, Inc.
3,262,792
0.3
1,740  Wyndham Hotels &
Resorts, Inc.
133,545
0.0
1,912
Wynn Resorts Ltd.
195,464
0.0
26,243
(1)
YETI Holdings, Inc.
1,011,668
0.1
74,624
Yum! Brands, Inc.
10,346,618
1.0
140,967,597
13.7
Consumer Staples : 2.8%
10,808  Albertsons Cos., Inc.
- Class A
231,724
0.0
13,944
(1)
BJ's Wholesale Club
Holdings, Inc.
1,054,864
0.1
2,631
(1)
Boston Beer Co., Inc.
- Class A
800,929
0.1
11,771  Brown-Forman Corp.
- Class A
623,274
0.1
43,739  Brown-Forman Corp.
- Class B
2,257,807
0.2
1,625  Casey's General
Stores, Inc.
517,481
0.0
43,523
(1)
Celsius Holdings, Inc.
3,608,927
0.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
66,339  Church & Dwight Co.,
Inc.
$ 6,919,821
0.7
37,481
Clorox Co.
5,738,716
0.6
3,606
(1)
Freshpet, Inc.
417,791
0.0
41,579  Lamb Weston
Holdings, Inc.
4,429,411
0.4
4,455
(1)
Maplebear, Inc.
166,127
0.0
21,818
(1)
Performance Food
Group Co.
1,628,496
0.2
28,395,368
2.8
Energy : 3.7%
34,304  Antero Midstream
Corp.
482,314
0.0
81,159
APA Corp.
2,790,246
0.3
72,640
Cheniere Energy, Inc.
11,715,379
1.1
54,738
Halliburton Co.
2,157,772
0.2
47,009
Hess Corp.
7,175,454
0.7
19,619  New Fortress Energy,
Inc.
600,145
0.1
9,700
ONEOK, Inc.
777,649
0.1
34,455
Ovintiv, Inc.
1,788,215
0.2
66,993
Targa Resources Corp.
7,502,546
0.7
5,604  Texas Pacific Land
Corp.
3,241,970
0.3
38,231,690
3.7
Financials : 10.8%
30,370  Ameriprise Financial,
Inc.
13,315,423
1.3
158,149  Apollo Global
Management, Inc.
17,783,855
1.7
15,285
(1)
Arch Capital Group
Ltd.
1,412,945
0.1
50,645  Ares Management
Corp. - Class A
6,734,772
0.7
3,638  Arthur J Gallagher &
Co.
909,646
0.1
62,192
(1)
Block, Inc.
5,260,199
0.5
20,478
Blue Owl Capital, Inc.
386,215
0.0
1,996
(1)
Brighthouse Financial,
Inc.
102,874
0.0
28,022
Brown & Brown, Inc.
2,453,046
0.3
19,812
(1)
Corpay, Inc.
6,112,794
0.6
102,104  Equitable Holdings,
Inc.
3,880,973
0.4
1,752
Everest Re Group Ltd.
696,420
0.1
11,630  FactSet Research
Systems, Inc.
5,284,556
0.5
358  First Citizens
BancShares, Inc.
- Class A
585,330
0.1
1,129
Houlihan Lokey, Inc.
144,726
0.0
6,612  Kinsale Capital Group,
Inc.
3,469,581
0.3
49,477
KKR & Co., Inc.
4,976,397
0.5
4,741
Lincoln National Corp.
151,380
0.0
22,838  LPL Financial
Holdings, Inc.
6,033,800
0.6
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
11,224  MarketAxess Holdings,
Inc.
$ 2,460,862
0.3
7,787
Morningstar, Inc.
2,401,277
0.2
11,639
MSCI, Inc.
6,523,078
0.6
485,335
(1)
NU Holdings Ltd./
Cayman Islands
- Class A
5,790,047
0.6
6,844
Primerica, Inc.
1,731,258
0.2
4,151  RenaissanceRe
Holdings Ltd.
975,610
0.1
2,692
RLI Corp.
399,681
0.0
12,730
(1)(2)
Rocket Cos., Inc.
- Class A
185,221
0.0
29,184  Ryan Specialty
Holdings, Inc.
1,619,712
0.2
16,241
(1)(2)
Shift4 Payments, Inc.
- Class A
1,073,043
0.1
26,157
SLM Corp.
569,961
0.1
111,100
(1)
Toast, Inc. - Class A
2,768,612
0.3
6,268
TPG, Inc.
280,180
0.0
12,065  Tradeweb Markets,
Inc. - Class A
1,256,811
0.1
10,024
(2)
UWM Holdings Corp.
72,774
0.0
5,933
(1)
WEX, Inc.
1,409,265
0.1
3,918  Willis Towers Watson
PLC
1,077,450
0.1
8,087
XP, Inc. - Class A
207,512
0.0
110,497,286
10.8
Health Care : 18.2%
27,812
(1)
10X Genomics, Inc.
- Class A
1,043,784
0.1
72,014  Agilent Technologies,
Inc.
10,478,757
1.0
78,519
(1)
agilon health, Inc.
478,966
0.0
23,139
(1)
Align Technology, Inc.
7,587,741
0.7
30,508
(1)
Alnylam
Pharmaceuticals, Inc.
4,559,421
0.4
50,965  AmerisourceBergen
Corp.
12,383,985
1.2
30,616
(1)
Apellis
Pharmaceuticals, Inc.
1,799,609
0.2
6,691
(1)
BioMarin
Pharmaceutical, Inc.
584,392
0.1
44,464
Bio-Techne Corp.
3,129,821
0.3
30,340
Bruker Corp.
2,850,140
0.3
38,279
Cardinal Health, Inc.
4,283,420
0.4
13,041
(1)
Certara, Inc.
233,173
0.0
3,179
Chemed Corp.
2,040,695
0.2
16,360
(1)
DaVita, Inc.
2,258,498
0.2
117,244
(1)
Dexcom, Inc.
16,261,743
1.6
14,896
(1)
Doximity, Inc. - Class A
400,851
0.0
2,026  Encompass Health
Corp.
167,307
0.0
18,773
(1)
Exact Sciences Corp.
1,296,463
0.1
68,657
(1)
Exelixis, Inc.
1,629,231
0.2
10,196
(1)
Globus Medical, Inc.
- Class A
546,913
0.1
3,680
(1)
ICON PLC
1,236,296
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
24,962
(1)
IDEXX Laboratories,
Inc.
$ 13,477,733
1.3
14,282
(1)
Illumina, Inc.
1,961,204
0.2
41,222
(1)
Incyte Corp.
2,348,417
0.2
8,828
(1)
Inspire Medical
Systems, Inc.
1,896,166
0.2
21,003
(1)
Insulet Corp.
3,599,914
0.4
37,141
(1)
Ionis Pharmaceuticals,
Inc.
1,610,062
0.2
51,129
(1)
IQVIA Holdings, Inc.
12,930,013
1.3
9,580
(1)
Jazz Pharmaceuticals
PLC
1,153,624
0.1
19,189
(1)
Maravai LifeSciences
Holdings, Inc. - Class A
166,369
0.0
13,076
(1)
Masimo Corp.
1,920,211
0.2
7,058
(1)
Medpace Holdings,
Inc.
2,852,491
0.3
6,486
(1)
Mettler-Toledo
International, Inc.
8,634,747
0.8
9,524
(1)
Molina Healthcare, Inc.
3,912,745
0.4
32,967
(1)
Natera, Inc.
3,015,162
0.3
29,281
(1)
Neurocrine
Biosciences, Inc.
4,038,436
0.4
31,788
(1)
Novocure Ltd.
496,846
0.1
10,990
(1)
Penumbra, Inc.
2,452,748
0.2
7,435
(1)
Repligen Corp.
1,367,445
0.1
44,007
ResMed, Inc.
8,714,706
0.9
104,216
(1)
Roivant Sciences Ltd.
1,098,437
0.1
27,100
(1)
Sarepta Therapeutics,
Inc.
3,508,366
0.3
10,986
(1)
Shockwave Medical,
Inc.
3,577,371
0.4
26,335
(1)
Sotera Health Co.
316,283
0.0
2,624
(1)
Tandem Diabetes
Care, Inc.
92,916
0.0
23,807
(1)
Ultragenyx
Pharmaceutical, Inc.
1,111,549
0.1
43,897
(1)
Veeva Systems, Inc.
- Class A
10,170,496
1.0
17,747
(1)
Waters Corp.
6,109,050
0.6
22,430  West Pharmaceutical
Services, Inc.
8,875,775
0.9
186,660,488
18.2
Industrials : 18.2%
3,907
A.O. Smith Corp.
349,520
0.0
20,287  Advanced Drainage
Systems, Inc.
3,494,233
0.3
24,594
Allegion PLC
3,313,058
0.3
2,612  Allison Transmission
Holdings, Inc.
211,990
0.0
11,669
AMERCO
778,089
0.1
73,014
(1)
American Airlines
Group, Inc.
1,120,765
0.1
3,877  Armstrong World
Industries, Inc.
481,601
0.0
1,940  Avis Budget Group,
Inc.
237,572
0.0
21,331
(1)
Axon Enterprise, Inc.
6,674,043
0.7
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
38,843  Booz Allen Hamilton
Holding Corp.
$ 5,765,855
0.6
4,730  BWX Technologies,
Inc.
485,393
0.0
3,894
(1)
Ceridian HCM Holding,
Inc.
257,822
0.0
27,134  CH Robinson
Worldwide, Inc.
2,065,983
0.2
107,940
(1)(2)
ChargePoint Holdings,
Inc.
205,086
0.0
23,376
Cintas Corp.
16,060,013
1.6
260,088
(1)
Copart, Inc.
15,064,297
1.5
52,691
(1)
CoStar Group, Inc.
5,089,951
0.5
9,920
Delta Air Lines, Inc.
474,870
0.0
15,222
Donaldson Co., Inc.
1,136,779
0.1
4,863
EMCOR Group, Inc.
1,703,023
0.2
25,558
Equifax, Inc.
6,837,276
0.7
5,999  Expeditors
International of
Washington, Inc.
729,298
0.1
129,639
Fastenal Co.
10,000,352
1.0
3,343
Ferguson PLC
730,211
0.1
1,865
(1)
FTI Consulting, Inc.
392,191
0.0
13,351
Genpact Ltd.
439,915
0.0
20,707
Graco, Inc.
1,935,276
0.2
12,316
HEICO Corp.
2,352,356
0.2
22,141
HEICO Corp. - Class A
3,408,386
0.3
7,403
Hubbell, Inc.
3,072,615
0.3
1,856
IDEX Corp.
452,901
0.0
4,914  JB Hunt Transport
Services, Inc.
979,115
0.1
14,759
KBR, Inc.
939,558
0.1
8,623
Landstar System, Inc.
1,662,169
0.2
15,811  Lincoln Electric
Holdings, Inc.
4,038,762
0.4
105,830
(1)
Lyft, Inc. - Class A
2,047,810
0.2
1,879
MSA Safety, Inc.
363,756
0.0
55,676  Old Dominion Freight
Line, Inc.
12,210,304
1.2
7,393
Otis Worldwide Corp.
733,903
0.1
8,889
(1)
Paycor HCM, Inc.
172,802
0.0
11,458
Quanta Services, Inc.
2,976,788
0.3
42,102
RB Global, Inc.
3,206,909
0.3
34,831  Rockwell Automation,
Inc.
10,147,315
1.0
77,347
Rollins, Inc.
3,578,846
0.4
885
(1)
Saia, Inc.
517,725
0.1
4,336
(1)
SiteOne Landscape
Supply, Inc.
756,849
0.1
3,593
(1)
Spirit AeroSystems
Holdings, Inc. - Class A
129,600
0.0
2,906
Tetra Tech, Inc.
536,767
0.1
31,536
Toro Co.
2,889,644
0.3
20,363  Trane Technologies
PLC
6,112,973
0.6
2,714
TransDigm Group, Inc.
3,342,562
0.3
32,901
(1)
Trex Co., Inc.
3,281,875
0.3
893
(1)
U-Haul Holding Co.
60,313
0.0
4,204
United Rentals, Inc.
3,031,546
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
413
Valmont Industries, Inc.
$ 94,280
0.0
43,252
Verisk Analytics, Inc.
10,195,794
1.0
7,592  Vertiv Holdings Co.
- Class A
620,039
0.1
2,538
Watsco, Inc.
1,096,340
0.1
14,222
(1)
WillScot Mobile Mini
Holdings Corp.
661,323
0.1
13,387
WW Grainger, Inc.
13,618,595
1.3
8,553
Xylem, Inc.
1,105,390
0.1
186,430,372
18.2
Information Technology : 24.7%
22,710
(1)
Allegro MicroSystems,
Inc.
612,262
0.1
88,912  Amphenol Corp.
- Class A
10,255,999
1.0
21,702
(1)
ANSYS, Inc.
7,534,066
0.7
15,641
(1)
AppLovin Corp. - Class
A
1,082,670
0.1
54,632  Bentley Systems, Inc.
- Class B
2,852,883
0.3
29,695  Broadridge Financial
Solutions, Inc.
6,083,318
0.6
38,592
CDW Corp.
9,871,062
1.0
89,083
(1)
Cloudflare, Inc. - Class
A
8,625,907
0.8
58,035
(1)
Confluent, Inc. - Class
A
1,771,228
0.2
64,703
(1)
Crowdstrike Holdings,
Inc. - Class A
20,743,135
2.0
84,423
(1)
Datadog, Inc. - Class A
10,434,683
1.0
61,291
(1)
DocuSign, Inc.
3,649,879
0.4
42,612
(1)
DoubleVerify Holdings,
Inc.
1,498,238
0.1
68,732
(1)
Dropbox, Inc. - Class A
1,670,188
0.2
78,237
(1)
Dynatrace, Inc.
3,633,326
0.4
24,326
(1)
Elastic NV
2,438,438
0.2
40,332
(1)
Enphase Energy, Inc.
4,879,365
0.5
2,343
Entegris, Inc.
329,285
0.0
16,849
(1)
EPAM Systems, Inc.
4,653,020
0.5
6,608
(1)
Euronet Worldwide,
Inc.
726,417
0.1
7,344
(1)
Fair Isaac Corp.
9,177,136
0.9
21,887
(1)
Five9, Inc.
1,359,402
0.1
22,907
(1)
Gartner, Inc.
10,919,080
1.1
26,186
Gen Digital, Inc.
586,566
0.1
27,540
(1)
Gitlab, Inc. - Class A
1,606,133
0.2
12,490
(1)
Globant SA
2,521,731
0.2
25,859
(1)
GoDaddy, Inc. - Class
A
3,068,946
0.3
20,151
(1)
HashiCorp, Inc. - Class
A
543,069
0.0
53,429
HP, Inc.
1,614,624
0.2
14,049
(1)
HubSpot, Inc.
8,802,541
0.9
1,013
(1)
Informatica, Inc.
- Class A
35,455
0.0
23,729
Jabil, Inc.
3,178,500
0.3
6,986  Jack Henry &
Associates, Inc.
1,213,678
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
13,529
(1)
Keysight Technologies,
Inc.
$ 2,115,665
0.2
41,275
(1)
Lattice Semiconductor
Corp.
3,228,943
0.3
18,672
(1)
Manhattan Associates,
Inc.
4,672,295
0.5
114,820  Microchip Technology,
Inc.
10,300,502
1.0
20,516
(1)
MongoDB, Inc.
7,357,858
0.7
13,928  Monolithic Power
Systems, Inc.
9,435,106
0.9
1,873
(1)
nCino, Inc.
70,013
0.0
24,845
NetApp, Inc.
2,607,980
0.3
17,889
(1)
Nutanix, Inc. - Class A
1,104,109
0.1
2,952
(1)
Okta, Inc.
308,838
0.0
583,621
(1)
Palantir Technologies,
Inc. - Class A
13,429,119
1.3
97,682
Paychex, Inc.
11,995,350
1.2
15,652
Paycom Software, Inc.
3,114,905
0.3
12,724
(1)
Paylocity Holding
Corp.
2,186,747
0.2
12,700
Pegasystems, Inc.
820,928
0.1
24,109
(1)
Procore Technologies,
Inc.
1,981,037
0.2
18,157
(1)
PTC, Inc.
3,430,584
0.3
68,348
(1)
Pure Storage, Inc.
- Class A
3,553,412
0.3
25,323
(1)
RingCentral, Inc.
- Class A
879,721
0.1
9,742
(1)
SentinelOne, Inc.
- Class A
227,086
0.0
38,755
(1)
Smartsheet, Inc.
- Class A
1,492,067
0.1
29,439
(1)
Teradata Corp.
1,138,406
0.1
38,905
Teradyne, Inc.
4,389,651
0.4
8,463
(1)
Twilio, Inc. - Class A
517,512
0.0
9,536
(1)
Tyler Technologies,
Inc.
4,052,895
0.4
1,058
Ubiquiti, Inc.
122,569
0.0
88,420
(1)
UiPath, Inc. - Class A
2,004,481
0.2
34,758
(1)
Unity Software, Inc.
928,039
0.1
6,397  Universal Display
Corp.
1,077,575
0.1
1,420
(1)
VeriSign, Inc.
269,104
0.0
15,935
Vontier Corp.
722,812
0.1
16,148
Western Union Co.
225,749
0.0
2,792
(1)
Zebra Technologies
Corp. - Class A
841,620
0.1
26,820
(1)
Zscaler, Inc.
5,166,337
0.5
253,741,245
24.7
Materials : 1.4%
40,240  Ardagh Metal
Packaging SA
138,023
0.0
8,050
Avery Dennison Corp.
1,797,163
0.2
7,142
(1)
Axalta Coating
Systems Ltd.
245,613
0.0
6,800
Eagle Materials, Inc.
1,847,900
0.2
5,614
FMC Corp.
357,612
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
42,711
(1)(2)
Ginkgo Bioworks
Holdings, Inc.
$ 49,545
0.0
49,353  Graphic Packaging
Holding Co.
1,440,121
0.1
17,859
PPG Industries, Inc.
2,587,769
0.3
7,359
RPM International, Inc.
875,353
0.1
12,668
Scotts Miracle-Gro Co.
944,906
0.1
24,087
Sealed Air Corp.
896,036
0.1
10,298
(1)
Valvoline, Inc.
458,982
0.1
8,834
Vulcan Materials Co.
2,410,975
0.2
14,049,998
1.4
Real Estate : 1.2%
17,603  Equity LifeStyle
Properties, Inc.
1,133,633
0.1
43,443
Iron Mountain, Inc.
3,484,563
0.4
20,299  Lamar Advertising Co.
- Class A
2,423,904
0.2
3,287  SBA Communications
Corp.
712,293
0.1
21,443  Simon Property Group,
Inc.
3,355,615
0.3
8,118
Sun Communities, Inc.
1,043,812
0.1
5,545
UDR, Inc.
207,439
0.0
12,361,259
1.2
Utilities : 0.4%
123,671
AES Corp.
2,217,421
0.2
31,161
Vistra Corp.
2,170,364
0.2
4,387,785
0.4
Total Common Stock
(Cost $719,276,190)
1,018,759,303
99.3
EXCHANGE-TRADED FUNDS : 0.5%
42,135  iShares Russell Mid-
Cap Growth ETF
4,809,289
0.5
Total Exchange-Traded
Funds
(Cost $4,658,994)
4,809,289
0.5
Total Long-Term
Investments
(Cost $723,935,184)
1,023,568,592
99.8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.4%
Repurchase Agreements : 0.3%
1,000,000
(3)
Bank Of Montreal,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $1,000,584,
collateralized
by various U.S.
Government Agency
Obligations, 3.500%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
08/01/33-03/01/54)
$ 1,000,000
0.1
861,669
(3)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/28/2024, 5.360%,
due 04/01/2024
(Repurchase
Amount $862,175,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.375%-
7.000%, Market
Value plus accrued
interest $878,902, due
05/31/24-04/01/54)
861,669
0.1
1,000,000
(3)
Deutsche Bank
Securities Inc.,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $1,000,584,
collateralized
by various U.S.
Government Agency
Obligations, 1.500%-
7.500%, Market Value
plus accrued interest
$1,020,000, due
06/01/36-04/01/54)
1,000,000
0.1
Total Repurchase
Agreements
(Cost $2,861,669)
2,861,669
0.3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.1%
243,000
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.200%
243,000
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds (continued)
753,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
$ 753,000
0.1
Total Mutual Funds
(Cost $996,000)
996,000
0.1
Total Short-Term
Investments
(Cost $3,857,669)
3,857,669
0.4
Total Investments in
Securities
(Cost $727,792,853) $ 1,027,426,261 100.2
Liabilities in Excess
of Other Assets (2,192,674) (0.2)
Net Assets $ 1,025,233,587 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 1,018,759,303 $ — $ — $ 1,018,759,303
Exchange-Traded Funds 4,809,289 — — 4,809,289
Short-Term Investments 996,000 2,861,669 — 3,857,669
Total Investments, at fair value $ 1,024,564,592 $ 2,861,669 $ — $ 1,027,426,261
Other Financial Instruments+
Futures 73,129 — — 73,129
Total Assets $ 1,024,637,721 $ 2,861,669 $ — $ 1,027,499,390
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2024, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P Mid 400 E-Mini Index 8 06/21/24 $ 2,461,920 $ 73,129
$ 2,461,920 $ 73,129
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 335,337,649
Gross Unrealized Depreciation (35,704,241)
Net Unrealized Appreciation $ 299,633,408